SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2025
Office furniture and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	6 years
Office furniture and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	7 years
Computers and software [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Laboratory equipment and machines [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Laboratory equipment and machines [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	7 years